FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of Investments
The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

	As of December 31, 2025
	Fair Value Hierarchy				Total Fair Value
	Level 1	Level 2	Level 3	Other
Total Mutual Funds	$573,382,592	$—	$—	$—	$573,382,592
Common Collective Trusts	—	—	—	570,589,069	570,589,069
PBF Energy Inc. Class A common stock	16,282,677	—	—	—	16,282,677
Investments, at fair value	$589,665,269	$—	$—	$570,589,069	$1,160,254,338

	As of December 31, 2024
	Fair Value Hierarchy				Total Fair Value
	Level 1	Level 2	Level 3	Other
Total Mutual Funds	$504,778,757	$—	$—	$—	$504,778,757
Common Collective Trusts	—	—	—	466,962,956	466,962,956
PBF Energy Inc. Class A common stock	13,141,195	—	—	—	13,141,195
Investments, at fair value	$517,919,952	$—	$—	$466,962,956	$984,882,908